Per share amounts (Tables)	12 Months Ended
Dec. 31, 2023
Per share amounts
Schedule of determination of basic and diluted net earnings per share

Basic and diluted net (loss) earnings per share have been determined based on the following:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Net ( loss) earnings	(237,587)	1,313,062

Basic weighted average shares outstanding (‘000s)	163,719	163,489
Dilutive impact of equity based compensation (‘000s)	—	4,937
Diluted weighted average shares outstanding (‘000s)	163,719	168,426

Basic (loss) earnings per share	(1.45)	8.03
Diluted (loss) earnings per share	(1.45)	7.80